December 11, 2009

Keith O`Connell, Esquire
Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:T. Rowe Price International Funds, Inc. ("Registrant")
consisting of the following series:
T. Rowe Price Africa & Middle East Fund
T. Rowe Price Emerging Europe & Mediterranean Fund
T. Rowe Price Emerging Markets Stock Fund
T. Rowe Price European Stock Fund
T. Rowe Price Global Large-Cap Stock Fund
T. Rowe Price Global Large-Cap Stock Fund—Advisor Class
T. Rowe Price Global Stock Fund
T. Rowe Price Global Stock Fund—Advisor Class
T. Rowe Price International Discovery Fund
T. Rowe Price International Growth & Income Fund
T. Rowe Price International Growth & Income Fund—Advisor Class
T. Rowe Price International Growth & Income Fund—R Class
T. Rowe Price International Stock Fund
T. Rowe Price International Stock Fund—Advisor Class
T. Rowe Price International Stock Fund—R Class
T. Rowe Price Japan Fund
T. Rowe Price Latin America Fund
T. Rowe Price New Asia Fund
T. Rowe Price Overseas Stock Fund
File Nos.: 002-65539/811-2958

Dear Mr. O`Connell:

Pursuant to Section 6 of the Securities Act of 1933 and Section 8 of the Investment Company Act of 1940, as amended, we are hereby filing Post-Effective Amendment No. 110 to the Registrant`s Registration Statement on Form N-1A.

We are submitting this filing pursuant to Rule 485(a) in order to comply with the amendments to Form N-1A that became effective on March 31, 2009. After we receive and address the staff`s comments on the 485(a) filing, we will file our annual update for this Registrant under Rule

485(b), which will include updated financial statements, 2009 performance information and other non-material changes to the registration statement. If we elect to produce a stand-alone Summary Prospectus, it will be filed no later than the date it is first used pursuant to Rule 497(k).

Please note that while the new summary section exceeds 4 pages, it will be produced in an 8.5 inch by 5.5 inch format as opposed to an 8.5 inch by 11 inch format.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman